Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 MXN ($)		Dec. 31, 2019 USD ($)	[2]	Dec. 31, 2018 MXN ($)		Dec. 31, 2018 USD ($)	[1],[2]	Dec. 31, 2017 MXN ($)	[3]	Dec. 31, 2016 MXN ($)	[3]
Cash and cash equivalents [abstract]
Cash and bank balances	$ 31,905				$ 31,768
Cash equivalents (see Note 3.5)	33,657				30,279
Cash and cash equivalents	$ 65,562	[1]	$ 3,476		$ 62,047	[1]	$ 3,290		$ 96,944		$ 43,637

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively approach under which the comparative information is not restated. – See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[3]	Revised to reflect the discontinued operations of Coca-Cola FEMSA Philippines – See Note 4.2.1